VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 22.8%
Argentina: 1.4%
USD	333,549	YPF SA 144A 4.00%, 02/12/26 (s)	$272,445
Brazil: 1.9%
	57,000	Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	58,380
	134,000	Atento Luxco 1 SA 144A 8.00%, 02/10/26	140,835
	158,000	CSN Islands XI Corp. Reg S 6.75%, 01/28/28	167,626
			366,841
Cayman Islands: 0.7%
	142,000	CK Hutchison International 20 Ltd. Reg S 3.38%, 05/08/50	144,084
China / Hong Kong: 2.8%
		China Evergrande Group Reg S
	175,000	9.50%, 03/29/24	149,188
	39,000	12.00%, 01/22/24	36,170
	170,000	Kaisa Group Holdings Ltd. Reg S 10.50%, 01/15/25	165,325
		Yuzhou Group Holdings Co. Ltd. Reg S
	122,000	7.38%, 01/13/26	105,523
	79,000	8.50%, 02/04/23	74,801
			531,007
Cyprus: 1.2%
	38,000	MHP Lux SA 144A 6.25%, 09/19/29	38,091
	200,000	MHP Lux SA Reg S 6.25%, 09/19/29	200,477
			238,568
Georgia: 0.9%
	173,000	Georgia Global Utilities JSC 144A 7.75%, 07/30/25	181,897
Ghana: 1.1%
	182,000	Tullow Oil Plc 144A 7.00%, 03/01/25	154,700
	66,000	Tullow Oil Plc Reg S 7.00%, 03/01/25	56,100
			210,800
Israel: 0.3%
	56,000	Delek & Avner Tamar Bond Ltd. 144A 5.08%, 12/30/23	57,984
Kazakhstan: 0.6%
	103,000	KazMunayGas National Co. JSC 144A 4.75%, 04/19/27	117,667
Mauritius: 1.0%
		IHS Netherlands Holdco BV 144A
	106,000	7.13%, 03/18/25	111,433
	72,000	8.00%, 09/18/27	77,940
			189,373
Mexico: 0.3%
	120,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d)*	14
MXN	1,070,000	Petróleos Mexicanos Reg S 7.19%, 09/12/24	49,168
			49,182
Moldova: 1.0%
USD	167,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	183,700
Netherlands: 0.9%
	167,000	Braskem Netherlands Finance BV Reg S 4.50%, 01/10/28	171,861
Nigeria: 0.9%
	178,000	SEPLAT Petroleum Development Co. Plc 144A 7.75%, 04/01/26	178,668
Saudi Arabia: 1.8%
	169,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	172,389
	169,000	Saudi Arabian Oil Co. 144A 1.63%, 11/24/25	170,243
			342,632
Singapore: 0.6%
	109,000	Flex Ltd. 4.88%, 05/12/30	123,561
Thailand: 1.8%
	180,000	GC Treasury Center Co. Ltd. 144A 2.98%, 03/18/31	178,129
	178,000	Thaioil Treasury Center Co. Ltd. Reg S 3.75%, 06/18/50	159,201
			337,330
United Arab Emirates: 0.9%
	178,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	177,083
United Kingdom: 0.9%
	206,000	Vedanta Resources Ltd. Reg S 6.13%, 08/09/24	166,109
United States: 1.8%
	165,000	AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	171,031
	185,000	Kosmos Energy Ltd. 144A 7.50%, 03/01/28 †	175,658
			346,689
Total Corporate Bonds (Cost: $4,481,823)			4,387,481
GOVERNMENT OBLIGATIONS: 75.9%
Angola: 2.4%
	435,000	Angolan Government International Bond Reg S 9.50%, 11/12/25	456,432
Argentina: 1.2%
	652,000	Argentine Republic Government International Bond 0.13%, 07/09/41 (s)	226,401
Bahrain: 0.5%
	101,000	Bahrain Government International Bond 144A 4.25%, 01/25/28	100,523
Chile: 4.4%
CLP	530,000,000	Bonos de la Tesoreria de la Republica Reg S 144A 2.80%, 10/01/33	653,897
	130,000,000	Bonos de la Tesoreria de la Republica de Chile Reg S 144A 4.70%, 09/01/30	198,825
			852,722
China / Hong Kong: 7.0%
		China Government Bonds
CNY	2,520,000	2.68%, 05/21/30	367,299
	2,580,000	2.85%, 06/04/27	385,935
	1,250,000	3.02%, 10/22/25	190,764
	2,560,000	3.81%, 09/14/50	397,585
			1,341,583
Colombia: 4.9%
		Colombian TES
COP	1,310,000,000	6.25%, 11/26/25	371,708
	1,959,400,000	7.50%, 08/26/26	578,755
			950,463
Costa Rica: 0.4%
USD	73,000	Costa Rica International Bond Reg S 7.16%, 03/12/45	71,139
Czech Republic: 1.9%
CZK	5,630,000	Czech Republic Government Bond 1.20%, 03/13/31	235,507
	3,120,000	Czech Republic Government Bond Reg S 0.95%, 05/15/30	129,387
			364,894
Dominican Republic: 1.5%
		Dominican Republic International Bonds Reg S
DOP	10,620,000	8.90%, 02/15/23	193,447
	4,700,000	9.75%, 06/05/26	89,674
			283,121
Ecuador: 2.6%
USD	128,000	Ecuador Government International Bond 144A 0.50%, 07/31/30 (s)	75,201
	713,000	Ecuador Government International Bond Reg S 0.50%, 07/31/30 (s)	418,895
			494,096
Egypt: 0.6%
	108,000	Egypt Government International Bond 144A 5.25%, 10/06/25 †	111,945
El Salvador: 1.8%
		El Salvador Government International Bonds Reg S
	69,000	7.75%, 01/24/23	72,450
	179,000	8.25%, 04/10/32	185,981
	82,000	9.50%, 07/15/52	87,535
			345,966
Gabon: 0.1%
	28,000	Gabon Government International Bond 144A 6.95%, 06/16/25	29,204
Guatamala: 0.4%
	66,000	Guatemala Government Bond Reg S 4.50%, 05/03/26	71,303
Hungary: 0.9%
HUF	52,300,000	Hungary Government Bond 1.50%, 04/22/26	166,466
Indonesia: 5.0%
		Indonesia Treasury Bonds
IDR	3,865,000,000	6.50%, 06/15/25	272,884
	4,028,000,000	7.00%, 05/15/27	288,868
	5,628,000,000	7.00%, 09/15/30	393,142
			954,894
Israel: 1.5%
ILS	996,000	Israel Government Bond 1.50%, 05/31/37	289,511
Ivory Coast: 0.3%
USD	49,000	Ivory Coast Government International Bond Reg S 6.13%, 06/15/33	50,227
Jordan: 0.3%
	51,000	Jordan Government International Bond 144A 4.95%, 07/07/25	52,559
Kenya: 0.4%
	67,000	Kenya Government International Bond 144A 7.00%, 05/22/27	71,379
Laos: 2.4%
	212,000	Laos Government International Bond 144A 6.88%, 06/30/21	173,310
	362,000	Laos Government International Bonds Reg S 6.88%, 06/30/21	295,935
			469,245
Malaysia: 4.0%
		Malaysia Government Bonds
MYR	1,576,000	3.48%, 03/15/23	389,883
	634,000	3.83%, 07/05/34	151,917
	910,000	3.96%, 09/15/25	231,276
			773,076
Mexico: 8.8%
MXN	10,090,000	Mexican Bonos 5.75%, 03/05/26	489,955
		Petróleos Mexicanos
USD	396,000	6.49%, 01/23/27 †	414,446
	146,000	6.63%, 06/15/35	139,115
	157,000	6.88%, 08/04/26	168,339
MXN	11,080,000	7.47%, 11/12/26	476,457
			1,688,312
Mongolia: 0.1%
USD	16,000	Mongolia Government International Bond Reg S 5.13%, 04/07/26	17,158
Oman: 1.5%
	277,000	Oman Government International Bond 144A 6.25%, 01/25/31 †	290,326
Peru: 1.5%
	300,000	Peruvian Government International Bond 3.55%, 03/10/51	292,461
Philippines: 3.5%
		Philippine Government International Bonds
PHP	18,638,000	3.90%, 11/26/22	391,687
	10,710,000	6.25%, 01/14/36	277,572
			669,259
Poland: 1.7%
PLN	1,216,000	Republic of Poland Government Bond 2.50%, 07/25/27	334,293
Qatar: 1.2%
USD	215,000	Qatar Government International Bond Reg S 3.25%, 06/02/26	233,952
Romania: 1.0%
RON	755,000	Romania Government Bond 3.65%, 07/28/25	188,726
Senegal: 0.3%
USD	49,000	Senegal Government International Bond 144A 6.25%, 05/23/33	49,040
South Africa: 5.9%
		Republic of South Africa Government Bonds
ZAR	10,397,000	8.00%, 01/31/30 (a)	642,794
	8,494,000	8.25%, 03/31/32	497,770
			1,140,564
South Korea: 0.7%
		Korea International Bonds
USD	79,000	3.88%, 09/20/48	93,686
	34,000	4.13%, 06/10/44	40,858
			134,544
Suriname: 3.1%
	885,000	Republic of Suriname International Bond Reg S 9.25%, 10/26/26	601,800
Thailand: 0.7%
		Thailand Government Bonds
THB	1,110,000	1.60%, 12/17/29	35,162
	2,696,000	3.30%, 06/17/38	94,694
			129,856
United Arab Emirates: 0.9%
USD	168,000	Abu Dhabi Government International Bond Reg S 2.50%, 04/16/25	177,457
Uruguay: 0.5%
UYU	3,864,000	Uruguay Government International Bond Reg S 8.50%, 03/15/28	91,531
Total Government Obligations (Cost: $14,577,304)			14,566,428

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * #	$0
MONEY MARKET FUND: 0.1% (Cost: $15,058)
	15,058	Invesco Treasury Portfolio - Institutional Class	15,058
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $19,074,185)			18,968,967
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $170,190)
	170,190	State Street Navigator Securities Lending Government Money Market Portfolio	170,190
Total Investments: 99.7% (Cost: $19,244,375)			19,139,157
Other assets less liabilities: 0.3%			58,124
NET ASSETS: 100.0%			$19,197,281

Definitions:

CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(d)	Security in default
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $875,024.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,903,979, or 20.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.7%	$516,099
Consumer, Cyclical	0.8	144,084
Consumer, Non-cyclical	2.3	437,783
Energy	7.3	1,391,834
Financial	6.5	1,231,805
Government	76.8	14,566,428
Industrial	1.6	312,948
Utilities	1.9	352,928
Money Market Fund	0.1	15,058
	100.0%	$18,968,967

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.2%
Argentina: 1.2%
1,480	MercadoLibre, Inc. (USD) *	$2,178,767
Brazil: 4.2%
310,400	Fleury SA	1,411,749
692,700	JSL SA	1,023,916
285,200	Locaweb Servicos de Internet SA Reg S 144A	1,157,795
386,000	Movida Participacoes SA	1,148,677
14,900	Rede D’Or Sao Luiz SA Reg S 144A	171,828
224,400	Rumo SA *	807,316
154,000	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	957,601
62,012	Vasta Platform Ltd. (USD) * †	610,818
236,000	Westwing Comercio Varejista Ltda *	384,483
		7,674,183
British Virgin Islands: 0.8%
121,400	Fix Price Group Ltd. Reg S (GDR) *	1,184,864
958,802	Juhayna Food Industries #	349,174
		1,534,038
China / Hong Kong: 34.2%
48,660	Alibaba Group Holding Ltd. (ADR) *	11,032,682
664,000	Alibaba Health Information Technology Ltd. * #	1,897,257
759,250	A-Living Services Co. Ltd. Reg S 144A † #	3,379,945
18,870	Baozun, Inc. (ADR) * †	719,702
3,588,969	China Animal Healthcare Ltd. * # ∞	0
333,000	China Conch Venture Holdings Ltd. #	1,568,907
1,993,000	China Education Group Holdings Ltd. Reg S #	3,555,859
1,769,000	Fu Shou Yuan International Group Ltd. #	1,818,992
28,400	GDS Holdings Ltd. (ADR) *	2,302,956
93,984	Hundsun Technologies, Inc. #	1,211,764
40,100	HUYA, Inc. (ADR) * †	781,148
95,000	Meituan Dianping Reg S 144A * #	3,707,298
11,300	NetEase, Inc. (ADR)	1,166,838
124,100	New Oriental Education & Technology Group, Inc. (ADR) *	1,737,400
55,500	OneConnect Financial Technology Co. Ltd. (ADR) *	820,290
606,000	Ping An Bank Co. Ltd. #	2,040,068
57,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	719,435
254,000	Ping An Insurance Group Co. of China Ltd. #	3,038,184
270,988	Qingdao TGOOD Electric Co. Ltd. #	1,054,115
152,200	Tencent Holdings Ltd. #	12,146,704
61,600	Tencent Music Entertainment Group (ADR) *	1,262,184
926,000	Topsports International Holdings Ltd. Reg S 144A #	1,380,778
204,500	Wuxi Biologics Cayman, Inc. Reg S 144A * #	2,578,897
46,954	Yifeng Pharmacy Chain Co. Ltd. #	637,094
33,230	Yum China Holdings, Inc. (USD)	1,967,548
		62,526,045
Egypt: 1.8%
2,736,135	Cleopatra Hospital *	793,814
437,187	Commercial International Bank Egypt SAE #	1,613,699
378,902	Fawry for Banking & Payment Technology Services SAE * #	791,679
		3,199,192
Georgia: 1.0%
84,700	Bank of Georgia Group Plc (GBP) * #	1,284,409
60,700	Georgia Capital Plc (GBP) *	483,676
		1,768,085
Germany: 1.9%
26,800	Delivery Hero SE Reg S 144A * #	3,473,740
Hungary: 0.8%
32,500	OTP Bank Nyrt * #	1,389,258
India: 11.3%
296,678	Bandhan Bank Ltd. Reg S 144A #	1,386,558
432,400	Cholamandalam Investment and Finance Co. Ltd. #	3,326,750
268,200	HDFC Bank Ltd. #	5,492,741
51,400	HDFC Bank Ltd. (ADR)	3,993,266
1,420,073	Lemon Tree Hotels Ltd. Reg S 144A * #	722,888
116,000	Oberoi Realty Ltd. #	922,964
120,800	Phoenix Mills Ltd. #	1,279,597
7,133	Reliance Industries Ltd. #	107,172
127,000	Reliance Industries Ltd. #	3,496,464
		20,728,400
Indonesia: 0.4%
2,230,000	Bank Rakyat Indonesia Tbk PT #	676,547
Japan: 1.3%
9,650,000	Bank BTPN Syariah Tbk PT #	2,316,094
Kazakhstan: 0.9%
22,600	Kaspi.kz JSC Reg S (GDR)	1,604,600
Kenya: 0.7%
3,807,000	Safaricom Plc	1,267,259
Kuwait: 0.6%
83,455	Human Soft Holding Co. KSC *	1,021,278
Mexico: 2.6%
471,183	Qualitas Controladora SAB de CV	2,591,109
471,800	Regional SAB de CV	2,217,330
		4,808,439
Philippines: 2.5%
1,665,000	Ayala Land, Inc. #	1,180,579
8,780,000	Bloomberry Resorts Corp. * #	1,261,739
887,200	International Container Terminal Services, Inc. #	2,217,916
		4,660,234
Poland: 0.3%
29,000	InPost SA *	474,960
Russia: 3.1%
525,200	Detsky Mir PJSC Reg S 144A #	996,727
189,480	Sberbank of Russia PJSC (ADR) #	2,913,344
28,837	Yandex NV (USD) * †	1,847,298
		5,757,369
South Africa: 6.2%
14,745	Naspers Ltd. #	3,531,578
46,305	Prosus NV * #	5,152,760
1,288,924	Transaction Capital Ltd. * #	2,707,926
		11,392,264
South Korea: 5.6%
9,460	Douzone Bizon Co. Ltd. #	824,760
2,335	LG Chem Ltd. #	1,670,978
9,845	Naver Corp. #	3,296,129
7,485	Samsung SDI Co. Ltd. #	4,401,344
		10,193,211
Spain: 0.3%
21,903	CIE Automotive SA † #	574,583
Taiwan: 9.0%
267,000	Chroma ATE, Inc. #	1,778,879
39,000	MediaTek, Inc. #	1,341,475
120,010	Poya International Co. Ltd. #	2,516,617
11,100	Sea Ltd. (ADR) * †	2,477,853
323,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	6,802,119
50,000	Wiwynn Corp. #	1,482,246
		16,399,189
Tanzania: 1.1%
897,900	Helios Towers Plc (GBP) * † #	2,089,662
Thailand: 0.7%
255,826	Srisawad Corp. PCL (NVDR) #	698,737
1,074,000	Thai Beverage PCL (SGD) #	592,196
		1,290,933
Turkey: 2.3%
232,296	AvivaSA Emeklilik ve Hayat AS #	494,831
684,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,719,158
664,968	Sok Marketler Ticaret AS * #	947,536
247,000	Tofas Turk Otomobil Fabrikasi AS #	992,761
		4,154,286
United Kingdom: 0.0%
1,235,312	Hirco Plc * # ∞	2
United States: 0.4%
59,300	Laureate Education, Inc. *	805,887
Total Common Stocks (Cost: $118,770,184)		173,958,505
PREFERRED STOCKS: 2.9%
South Korea: 2.9% (Cost: $5,246,069)
82,500	Samsung Electronics Co. Ltd., 4.10% #	5,343,377
MONEY MARKET FUND: 1.8% (Cost: $3,282,650)
3,282,650	Invesco Treasury Portfolio - Institutional Class	3,282,650
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $127,298,903)		182,584,532
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4% (Cost: $835,897)
Money Market Fund: 0.4%
835,897	State Street Navigator Securities Lending Government Money Market Portfolio	835,897
Total Investments: 100.3% (Cost: $128,134,800)		183,420,429
Liabilities in excess of other assets: (0.3)%		(614,463)
NET ASSETS: 100.0%		$182,805,966
Total Investments: 100.3% (Cost: $128,134,800)		183,420,429
Liabilities in excess of other assets: (0.3)%		(614,463)
NET ASSETS: 100.0%		$182,805,966

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,785,736.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $126,894,990 which represents 69.4% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg	S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $21,395,047, or 11.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	14.4%	$26,335,075
Consumer Discretionary	28.1	51,329,749
Consumer Staples	1.4	2,526,000
Energy	2.0	3,603,636
Financials	22.1	40,269,129
Health Care	5.1	9,292,138
Industrials	6.9	12,633,353
Information Technology	15.5	28,258,684
Materials	0.9	1,670,978
Real Estate	1.8	3,383,140
Money Market Fund	1.8	3,282,650
	100.0%	$182,584,532

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.2%
Australia: 15.0%
2,071,600	Bellevue Gold Ltd. * #	$1,229,102
844,632	De Grey Mining Ltd. * † #	634,767
407,600	Emerald Resources NL * #	238,598
657,892	Evolution Mining Ltd. #	2,049,607
254,310	Gold Road Resources Ltd. * #	213,175
189,200	Northern Star Resources Ltd. #	1,370,512
2,492,600	West African Resources Ltd. * #	1,455,307
		7,191,068
Brazil: 4.6%
58,000	Wheaton Precious Metals Corp. (USD)	2,216,180
Canada: 57.6%
35,087	Agnico-Eagle Mines Ltd. (USD)	2,028,379
109,940	Alamos Gold, Inc. (USD)	858,631
656,388	B2Gold Corp. (USD)	2,829,032
126,028	Barrick Gold Corp. (USD)	2,495,354
244,000	Bear Creek Mining Corp. *	421,326
261,000	Benchmark Metals, Inc. *	274,146
186,314	Bonterra Resources, Inc. *	166,047
35,400	Bonterra Resources, Inc. * # ø ∞	30,184
390,369	Corvus Gold, Inc. *	695,812
131,994	Equinox Gold Corp. (USD) *	1,054,632
1,140	Franco-Nevada Corp. (USD)	142,831
562,000	G Mining Ventures Corp. *	402,483
398,500	Galway Metals, Inc. *	304,416
131,500	GoGold Resources, Inc. * # ø ∞	245,902
234,106	Gold Standard Ventures Corp. (USD) *	135,969
31,232	Great Bear Resources Ltd. *	381,733
424,100	Kinross Gold Corp. (USD)	2,828,747
90,016	Kirkland Lake Gold Ltd. (USD)	3,042,541
1,370,185	Liberty Gold Corp. *	1,580,941
27,700	Lundin Gold, Inc. *	216,892
244,100	Marathon Gold Corp. *	433,153
38,000	O3 Mining, Inc. * #	71,608
76,100	O3 Mining, Inc. *	147,755
831,888	Orezone Gold Corp. *	622,244
358,500	Osisko Mining, Inc. *	838,696
13,770	Perpetua Resources Corp. *	83,713
44,700	Pretium Resources, Inc. (USD) *	463,539
177,100	Probe Metals, Inc. *	190,248
552,449	Pure Gold Mining, Inc. *	716,553
159,000	Pure Gold Mining, Inc. * # ø ∞	206,231
469,506	Rio2 Ltd. *	276,466
513,200	Sabina Gold and Silver Corp. *	739,152
100,000	Skeena Resources Ltd. *	255,431
52,500	SSR Mining, Inc. (USD)*	749,700
567,000	Wallbridge Mining Co. Ltd. *	275,221
318,848	Yamana Gold, Inc. (USD)	1,383,800
		27,589,508
Ivory Coast: 4.1%
97,040	Endeavour Mining Corp. (CAD) *	1,955,935
South Africa: 2.5%
129,200	Gold Fields Ltd. (ADR)	1,226,108
United States: 9.4%
134,700	Argonaut Gold, Inc. (CAD) *	246,527
31,400	Gatos Silver, Inc. *	313,058
200,482	GoGold Resources, Inc. (CAD) *	374,897
41,000	Golden Star Resources Ltd. *	120,950
57,168	Newmont Mining Corp.	3,445,515
		4,500,947
Total Common Stocks (Cost: $28,920,194)		44,679,746
WARRANTS: 1.2%
Canada: 1.2%
130,500	Benchmark Metals, Inc. (CAD 1.80, expiring 09/18/22) * # ∞	42,493
16,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * # ∞	0
281,000	G Mining Ventures Corp. (CAD 0.80, expiring 05/20/22) * # ø ∞	95,657
352,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * # ∞	239,484
69,500	Marathon Gold Corp. (CAD 1.90, expiring 05/26/21) * # ∞	20,573
84,000	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * # ∞	45,379
38,050	O3 Mining, Inc. (CAD 3.25, expiring 06/18/22) * # ∞	12,953
19,500	Osisko Mining, Inc. (CAD 5.25, expiring 12/23/21) * # ∞	4,329
144,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 7/18/22) * # ∞	94,103
Total Warrants (Cost: $184,110)		554,971
MONEY MARKET FUND: 6.3% (Cost: $3,028,170)
3,028,170	Invesco Treasury Portfolio - Institutional Class	3,028,170
Total Investments: 100.7% (Cost: $32,132,474)		48,262,887
Liabilities in excess of other assets: (0.7)%		(344,224)
NET ASSETS: 100.0%		$47,918,663

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $603,028.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,299,964 which represents 17.3% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $577,974, or 1.2% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Schedule of Open Forward Foreign Currency Contracts - March 31, 2021

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Appreciation
State Street Bank And Trust Company	USD	242,783	CAD	306,180	4/15/2021	$865

CAD	Canadian Dollar
USD	United States Dollar

Restricted securities held by the Fund as of March 31, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bonterra Resources, Inc.	12/09/2020	35,400	$31,756	$30,184	0.1%
G Mining Ventures Corp. Warrants	03/25/2021	281,000	59,013	95,657	0.2
GoGold Resources, Inc.	01/25/2021	131,500	96,629	245,902	0.5
Pure Gold Mining, Inc.	01/06/2021	159,000	112,251	206,231	0.4
			$299,649	$577,974	1.2%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	4.1%	$1,998,620
Gold	84.8	40,925,084
Precious Metals & Minerals	4.1	1,997,955
Silver Mining	0.7	313,058
Money Market Fund	6.3	3,028,170
	100.0%	$48,262,887

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.5%
Australia: 3.6%
694,280	Ecograf Ltd. * † #	$309,833
214,900	Galaxy Resources Ltd. * † #	415,631
38,300	Piedmont Lithium Ltd. (ADR) * †	2,661,467
115,200	Rio Tinto Plc (ADR) †	8,945,280
		12,332,211
Brazil: 0.9%
59,100	Yara International ASA (NOK) #	3,078,786
Canada: 11.5%
131,022	Agnico-Eagle Mines Ltd. (USD)	7,574,382
588,500	B2Gold Corp. (USD)	2,536,435
353,474	Barrick Gold Corp. (USD)	6,998,785
1,003,235	Euro Manganese, Inc. (AUD) *	525,785
804,700	Kinross Gold Corp. (USD)	5,367,349
184,231	Kirkland Lake Gold Ltd. (USD)	6,227,008
190,665	Nutrien Ltd. (USD) (b)	10,274,937
		39,504,681
Cayman Islands: 0.9%
185,000	Alussa Energy Acquisition Corp. (USD) * # ∞ (a)	1,763,635
123,900	Alussa Energy Acquisition Corp. (USD) * †	1,239,000
		3,002,635
Chile: 2.4%
816,400	Lundin Mining Corp. (CAD)	8,399,819
Finland: 0.8%
54,900	Neste Oil Oyj #	2,915,503
Ivory Coast: 0.9%
161,500	Endeavour Mining Corp. (CAD) *	3,255,188
Norway: 0.9%
154,600	Equinor ASA (ADR) †	3,008,516
South Africa: 6.8%
317,100	Anglo American Plc (GBP) #	12,420,107
540,500	Sibanye Stillwater Ltd. (ADR)	9,653,330
239,600	Sibanye Stillwater Ltd. † #	1,066,650
		23,140,087
Spain: 0.2%
57,700	Soltec Power Holdings SA * †	711,834
United States: 65.5%
90,500	Bunge Ltd.	7,173,935
229,200	Cabot Oil & Gas Corp.	4,304,376
43,500	Chart Industries, Inc. *	6,192,225
65,500	Chevron Corp.	6,863,745
132,600	Cimarex Energy Co.	7,875,114
157,000	Climate Change Crisis Real Impact I Acquisition Corp. * # ∞ (a)	1,973,702
124,443	ConocoPhillips	6,591,746
92,833	Corteva, Inc.	4,327,874
56,300	Darling Ingredients, Inc. *	4,142,554
284,678	Devon Energy Corp.	6,220,214
119,147	Diamondback Energy, Inc.	8,756,113
16,933	Dow, Inc.	1,082,696
16,133	DuPont de Nemours, Inc.	1,246,758
244,700	EQT Corp. *	4,546,526
68,100	FMC Corp.	7,532,541
459,500	Freeport-McMoRan, Inc.	15,131,335
254,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	14,255,010
24,900	IPG Photonics Corp. *	5,252,406
11,700	Kansas City Southern	3,087,864
58,300	Kirby Corp. *	3,514,324
409,100	Liberty Oilfield Services, Inc. *	4,618,739
115,200	Louisiana-Pacific Corp.	6,388,992
77,000	MP Materials Corp. * †	2,768,150
156,396	Newmont Mining Corp.	9,425,987
65,500	Ormat Technologies, Inc.	5,143,715
87,844	Pioneer Natural Resources Co.	13,951,384
22,300	Sanderson Farms, Inc.	3,473,894
41,500	SolarEdge Technologies, Inc. *	11,928,760
286,300	Solaris Oilfield Infrastructure, Inc.	3,512,901
154,400	Star Peak Corp. II *	1,615,796
177,000	Star Peak Energy Transition Corp. * # ∞ (a)	4,300,672
186,899	Star Peak Energy Transition Corp. * †	4,967,775
188,500	Sunrun, Inc. * †	11,400,480
115,200	Tyson Foods, Inc.	8,559,360
11,800	Union Pacific Corp.	2,600,838
134,700	Valero Energy Corp.	9,644,520
		224,373,021
Zambia: 4.1%
733,900	First Quantum Minerals Ltd. (CAD)	13,986,556
Total Common Stocks (Cost: $214,137,426)		337,708,837
WARRANTS: 0.5%
Cayman Islands: 0.1%
55,100	Alussa Energy Acquisition Corp. 10/31/26 (USD 11.50, expiring 10/31/26) (s)	125,628
United States: 0.4%
103,033	Star Peak Energy Transition Corp. 08/11/25 (USD 11.50, expiring 08/11/25) (s)	1,457,917
Total Warrants (Cost: $300,588)		1,583,545
MONEY MARKET FUND: 1.6% (Cost: $5,564,438)
5,564,438	Invesco Treasury Portfolio - Institutional Class	5,564,438
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $220,002,452)		344,856,820
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $8,998,579)
Money Market Fund: 2.6%
8,998,579	State Street Navigator Securities Lending Government Money Market Portfolio	8,998,579
Total Investments: 103.2% (Cost: $229,001,031)		353,855,399
Liabilities in excess of other assets: (3.2)%		(11,078,426)
NET ASSETS: 100.0%		$342,776,973

Definitions:
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:
(a)	Private Investment in a Public Entity (PIPE).
(b)	All or a portion of these securities are segregated for the unfunded subscription agreement. Total value of securities segregated is $5,625,254.
(s)	Special Purpose Acquisition Company (SPAC).
*	Non-income producing.
†	Security fully or partially on loan. Total market value of securities on loan is $32,308,176.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,244,519 which represents 8.2% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	6.8%	$23,349,743
Energy	24.5	84,573,032
Financials	4.1	14,255,010
Industrials	8.0	27,507,565
Information Technology	5.0	17,181,166
Materials	44.0	151,601,661
Special Purpose Acquisition Company	4.5	15,680,490
Utilities	1.5	5,143,715
Money Market Fund	1.6	5,564,438
	100.0%	$344,856,820